Commitments	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Operating leases
The Company has noncancelable operating leases for office space which have remaining lease terms of approximately 3.5 years. In connection with the OvaScience Merger, the Company assumed a sublease agreement for office and laboratory space located in Waltham, Massachusetts. The sublease commenced on January 15, 2019 and expired on November 30, 2020. The total minimum sublease rentals received under the Waltham, Massachusetts agreement was $0.6 million. In February 2019 and October 2018, the Company entered into two additional noncancelable operating leases for office space in Ann Arbor, Michigan for the Company’s headquarters; one that the Company took possession of in April 2019, and the other that the Company took possession of in July 2019, respectively. One of its leases in Ann Arbor, Michigan expires in June 2024 and the other expires in March 2024. In April 2019, the Company entered into a lease agreement for office space in Lexington, Massachusetts. This lease was scheduled to expire on September 30, 2020; however, in June 2020 the Company exercised its right to terminate the lease early such that the lease terminated on August 11, 2020. Lease agreements generally do not require material variable lease payments, residual value guarantees or restrictive covenants. In January 2020, the Company terminated its office lease agreement in Lyon, France.
As of December 31, 2020, the operating lease ROU asset and the operating lease liabilities were $2.2 million and $2.4 million, respectively. The weighted average discount rate used to account for the Company’s operating leases is the Company’s estimated incremental borrowing rate of 7.0%. The Company has options to extend certain of its leases for another five to ten years. These options to extend were not recognized as part of the Company’s measurement of the ROU assets and operating lease liabilities for the year ended December 31, 2020. The weighted average remaining term of the Company’s noncancelable operating leases is 3.38 years.
Rent expense related to the Company’s operating leases was approximately $0.9 million and $0.7 million for the years ended December 31, 2020 and 2019, respectively. The Company recognizes rent expense on a straight-line basis over the lease period. Cash paid for amounts included in the measurement of the lease liabilities was approximately $1.8 million and $1.5 million during the years ended December 31, 2020 and 2019, respectively. The Company received approximately $0.3 million in sublease payments related to its Waltham, Massachusetts lease during each of the years ended December 31, 2020 and 2019. Future minimum rental payments under the Company’s noncancelable operating leases at December 31, 2020 is as follows (amounts in thousands):

Year Ending December 31,
2021	$760
2022	783
2023	806
2024	302
2025	—
Thereafter	—

Total	$2,651
Present Value Adjustment	(279)

Lease liability at December 31, 2020	$2,372

Employment benefit plan
The Company maintains a defined contribution 401(k) plan in which employees may contribute up to 100% of their salary and bonus, subject to statutory maximum contribution amounts. The Company contributes a safe harbor minimum contribution equivalent to 3% of employees’ compensation. The Company generally assumes all administrative costs of the plan. For the years ended December 31, 2020 and 2019, the expense relating to the contributions made was $0.2 million and $0.2 million, respectively.
Litigation
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.
On November 9, 2016, a purported shareholder derivative action was filed in the Business Litigation Session of the Suffolk County Superior Court in the Commonwealth of Massachusetts (Cima v. Dipp, No.
16-3443-BLS1
(Mass. Sup. Ct.)) against certain former officers and directors of OvaScience and one current director of the Company (a former director of OvaScience) and OvaScience as a nominal defendant alleging breach of fiduciary duties, unjust enrichment, abuse of control, gross mismanagement and waste of corporate assets for purported actions related to OvaScience’s January 2015 follow-on
public offering. On February 22, 2017, the court approved the parties’ joint stipulation to stay all proceedings in the action until further notice. Following a status conference in December 2017, the stay was lifted. On January 25, 2018, at the parties’ request, the court entered a second order staying all proceedings in the action until further order of the court. On March 2, 2020, the parties submitted a status report requesting that the court continue the stay. On March 5, 2020, the court entered an order continuing the stay and requiring that the parties file a further status report on or before June 30, 2020. On June 30, 2020, the parties filed a further status report requesting that the court continue the stay. The court continued the stay until at least January 7, 2021. On January 7, 2021, the parties filed a further status report requesting that the court continue the stay until at least April 30, 2021. The case remains stayed until at least April 30, 2021, when the parties are due to file a further status report. The Company believes that the complaint is without merit and intends to defend against the litigation. There can be no assurance, however, that the Company will be successful. At present, the Company is unable to estimate potential losses, if any, related to the lawsuit.
On March 24, 2017, a purported shareholder class action lawsuit was filed in the U.S. District Court for the District of Massachusetts (Dahhan v. OvaScience, Inc., No.
1:17-cv-10511-IT
(D. Mass.)) against OvaScience and certain former officers of OvaScience alleging violations of Sections 10(b) and 20(a) of the Exchange Act (the “Dahhan Action”). On July 5, 2017, the court entered an order approving the appointment of Freedman Family Investments LLC as lead plaintiff, the firm of Robins Geller Rudman & Dowd LLP as lead counsel and the Law Office of Alan L. Kovacs as local counsel. Plaintiff filed an amended complaint on August 25, 2017. The Company filed a motion to dismiss the amended complaint, which the court denied on July 31, 2018. On August 14, 2018, the Company answered the amended complaint. On December 9, 2019, the court granted leave for the lead plaintiff to file a second amended complaint under seal and permitted the defendants to file a motion to strike the second amended complaint. On December 30, 2019, the court granted the parties’ joint motion to stay all proceedings in the case pending mediation. On March 3, 2020, the parties conducted a mediation session. The mediation was unsuccessful. The Company filed a motion to strike the second amended complaint on May 1, 2020. The Company believes that the amended complaint and the second amended complaint are without merit. On August 17, 2020, the court granted the parties’ joint motion to stay all proceedings in the case pending mediation. The parties agreed to participate in a second mediation session on November 10, 2020. On October 16, 2020, the court granted the parties’ joint request to extend the stay until November 16, 2020. On November 16, 2020, the parties filed a joint status report seeking to extend the stay for an additional thirty days. On November 17, 2020, the court ordered the parties to file a supplemental joint status report clarifying whether they sought a continuance of the stay of all proceedings or instead, a partial lifting of the stay. On November 19, 2020, the parties filed a joint status report seeking to continue a partial stay of the case while the parties engaged in additional settlement discussions, and a partial lifting of the stay to the extent required for the court to rule on the Company’s pending motion to strike and motions to dismiss filed by other defendants. Those motions remain pending. A resolution of this lawsuit adverse to the Company or the other defendants could have a material effect on the Company’s consolidated financial position and results of operations. At present, the Company is unable to estimate potential losses, if any, related to the lawsuit.
On July 27, 2017, a purported shareholder derivative complaint was filed in the U.S. District Court for the District of Massachusetts (Chiu v. Dipp, No.
1:17-cv-11382-IT
(D. Mass.)) against OvaScience as a nominal defendant, certain former officers and directors of OvaScience and one current director of the Company (a former director of OvaScience) alleging breach of fiduciary duties, unjust enrichment and violations of Section 14(a) of the Exchange Act alleging that compensation awarded to the director defendants was excessive and seeking redress for purported actions related to OvaScience’s January 2015 follow-on
public offering and other public statements concerning OvaScience’s AUGMENT treatment. On September 26, 2017, the plaintiff filed an amended complaint which eliminated all claims regarding allegedly excessive director pay and additionally alleged claims of abuse of control and waste of corporate assets. On October 27, 2017, the defendants filed a motion to dismiss the amended complaint. The court heard oral argument on the motion to dismiss on April 5, 2018. On April 13, 2018, the court granted the defendants’ motion to dismiss the amended complaint for failure to state a claim for relief under Section 14(a). The court also dismissed the plaintiffs’ pendent state law claims without prejudice, based on lack of subject matter jurisdiction. On April 25, 2018, the plaintiffs moved for leave to amend the complaint and to stay this case pending the outcome of the Dahhan Action. The Company does not believe that the proposed amended complaint cures the defects in the current complaint, but informed plaintiffs’ counsel that, in the interest of judicial economy, defendants would not oppose the proposed amendment if the court would consider staying the case pending the resolution of the Dahhan Action. On April 27, 2018, the court granted the plaintiffs’ motion for leave to amend the complaint and for a stay. On April 30, 2018, the plaintiffs filed their second amended complaint. On May 23, 2018, the court entered an order staying this case pending the resolution of the Dahhan Action. The Company believes that the complaint is without merit and intends to defend against the litigation.
There can be no assurance, however, that the Company will be successful. At present, the Company is unable to estimate potential losses, if any, related to the lawsuit.
In addition to the matters described above, the Company may be a party to litigation and subject to claims incident to the ordinary course of business from time to time. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, and diversion of management resources.